united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND
SIERRA TACTICAL CORE INCOME FUND
SIERRA TACTICAL MUNICIPAL FUND

Semi-Annual Report
March 31, 2019

1-866-738-4363
www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.sierramutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Letter to Shareholders, March 2019

Dear Shareholders:

The six-month period ended March 31, 2019 was a tale of two markets. The first three months included a nearly 20% decline in the S&P 500, the largest since the 2008-2009 recession. The declines in the prices of “risk-on” assets that began in early October accelerated by December. In fact, the declines were not just in U.S. stocks, but in many asset classes in the U.S. and globally. By the end of December, virtually every asset class was in the red for calendar 2018, primarily as a result of the volatility occurring from October to December.

The next three months demonstrated opposite results. January through March marked one of the best first-quarter starts for the U.S. stock market gains ever. A V-shaped recovery in U.S. stock prices was accompanied by uptrends in most other asset classes. One factor may have been the notable shift in language of statements from the Federal Reserve suggesting that interest rates may be held steady for 2019; this suggested change in Fed outlook for the short term seemed to calm rattled investors. However, regardless of the reason, we continued to abide by our quantitative, rules-based disciplines to identify Buy signals.

With virtually all asset classes under pressure beginning in October, we executed numerous Sell signals in both the Sierra Tactical All Asset Fund and the Sierra Tactical Income Fund. For the Tactical Income Fund, high yield corporate bond, preferred stocks, multisector bond funds, municipal bond funds and funds with alternative strategies declined enough to hit their stops (Sell signals). In the Tactical All Asset Fund, the same asset classes hit Sell signals, as did U.S and global equities. In the Tactical All Asset Fund, cash and temporary havens reached a peak of almost 80% by the end of November and 65% in the Tactical Core Income Fund, from essentially 0% for both Funds at the start of October.

By December, in a last gasp flight to quality, Treasury bonds and high-grade municipal bonds began upward trends, and both Sierra mutual funds acted on those Buy signals. As noted, the recovery in most asset classes was fast, beginning in late December and early January. By the end of January, all cash had been redeployed into various asset classes and alternative strategies for both funds.

During January, the Tactical All Asset Fund established a 20% position in high yield corporate bond funds, 21% positions in equities funds (including preferred stock funds) and a 20% position in municipal bond funds. Remaining allocations included primarily alternative strategies and emerging markets bond funds. These allocations remained at roughly the same levels through the March 31 quarter under discussion.

The Tactical Core Income Fund acted on Buy signals and established a 19% position in municipal bond funds, 17% in high yield corporate bond funds, 14% in emerging markets debt funds, and 15% in multisector bond funds during January. Remaining allocations included preferred stock, international bond, and high-grade bond funds. These allocations remained roughly at the same level through the March 31 quarter.

The Sierra Tactical Municipal Fund was launched and fully invested by December 31, 2018. This Fund employs the same buy and sell disciplines for the municipal bond asset class that have been used by the Sierra group of companies for decades for that asset class.

Sierra Tactical All Asset Fund

The Sierra Tactical All Asset Fund has been in existence for over 11 years, a period that includes the unprecedented 2008-2009 financial crisis. This included a period that demonstrated the ability of our rules-based risk-mitigation disciplines to limit the impact of the sustained declines in various asset classes that occurred into March 2009, while participating in the “trampoline effect” that characterized the balance of 2009.

Specifically, from inception of the Tactical All Asset Fund on December 24, 2007 to March 9, 2009, the S&P 500 lost over -50% while the Fund declined only -5.84%, an impressive demonstration of the efficacy of our risk-mitigation disciplines and a huge benefit for our shareholders. Then, as the stock market bounced back up sharply, the Sierra fund pivoted into a variety of risk-on asset classes and strategies, gaining 35% over the rest of 2009.

Long-term performance continues to be a focus of our Portfolio Management team. We are pleased to report the strong performance of the Sierra Tactical All Asset Instl Class shares (previously called Class R shares) since inception December 24, 2007 to March 31, 2019, of a cumulative return of +71.41% or +4.90% annualized. This performance is substantially stronger than the average of the funds in Morningstar’s Tactical Allocation category, the Fund’s benchmark, which earned an annualized return of +2.62% over the same period.

For the 6-month period ending March 31, 2019, the Sierra Tactical All Asset Fund Instl Class shares returned +0.01% while the benchmark lost -2.64%. The outperformance versus the benchmark is due, at least in part, to the robust quantitative, rules-based approach used in the Fund. The Sell signals early in October discussed above limited the impact of the declines in our underlying holdings. Cash and temporary havens proved a good place to be during those weeks. By December, new Buy signals in long-term government bond funds and high-grade municipal bond funds contributed to performance. Beginning in January, global equities and preferred stocks, high yield corporate bonds and high yield municipal bonds all contributed to positive performance.

Sticking to our long-established buy and sell disciplines served our shareholders especially well during the volatile investment environment of October-December that pivoted into a strong environment during the next three months.

As discussed above, the Fund has been fully invested from January through the end of March.

The performance data quoted here represent past performance for the Instl Class (previously called Class R) shares (symbol SIRRX), and are net of the Net Operating Expenses of the Instl Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds are 2.47% for Class A and Investor (previously called Class I) shares, 2.62% for Class A1 and I1 shares, 3.22% for Class C shares and 2.22% for Instl Class shares (previously called Class R shares). Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Core Income Fund

From inception on December 27, 2011 to March 31, 2019, the Sierra Tactical Core Income Fund Instl Class (previously called Class R) shares achieved a cumulative performance of +35.54%. The annualized return of +4.08% far outpaced the benchmark, the Bloomberg Barclays U.S. Capital Aggregate Bond Index, which delivered an annualized average return of +2.52% over the same period.

For the six-month period ending March 31, 2019, the Tactical Core Income Fund Instl Class shares lagged the benchmark, earning +1.64% versus +4.63% for the Bloomberg Barclays U.S. Capital Aggregate Bond Index. The Fund’s underperformance was due to the broad spectrum of fixed-income vehicles that the Fund held that are not included in the benchmark. Specifically, high yield corporate bonds, floating rate loans, preferred stock, municipal bonds and emerging markets bond funds were held in the Tactical Core Income Fund but are not included in the benchmark. During this six-month period, all of these other asset classes lagged the benchmark.

It is worth noting some large shifts in cash positions during this period. At the start, the Tactical Core Income Fund was fully invested with large allocations in municipal bonds, multisector bonds and floating rate loans. By the end of October, cash and temporary havens were 35% of the Fund and this figure jumped to nearly 45% by the end of November as Sell signals were executed across municipal bond, floating rate and high yield corporate funds. Cash and havens were redeployed into municipal bond and Treasury bond funds by the end of December. By the end of January and through March 31, the Tactical Core Income Fund was fully invested with allocations of almost 19% in municipal bonds, 17% in high yield corporate bonds, 14.5% in emerging markets bonds and 12% in multisector bond funds. Other asset classes held included Treasury bonds, preferred stocks and international bonds.

The performance data quoted here represent past performance for the Instl Class (previously called Class R) shares (symbol SSIRX), and are net of the Net Operating Expenses of the Instl Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds are 2.19% for Class A and Investor Class (previously called Class I) shares, 2.79% for Class C shares, and

1.80% for Instl Class (previously called Class R) shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

Sierra Tactical Municipal Fund

The Sierra Tactical Municipal Fund was launched on December 31, 2018. From inception to March 31, 2019, the Sierra Tactical Municipal Fund Instl Class shares (symbol STMYX) achieved a cumulative performance of +2.85%, in line with its benchmark, the Bloomberg Barclays Municipal Bond Index.

For the 3-month period ending March 31, 2019, the Fund was fully invested in a range of municipal bond funds that included high-grade, high yield, short duration and state specific funds. The Fund is not constrained by duration, credit quality or state and all of these sectors of the municipal bond market demonstrated strong trends during the period under discussion.

The performance data quoted here represent past performance for the Instl Class shares (symbol STMYX), and are net of the Net Operating Expenses of the Instl Class shares. For performance numbers current to the most recent month end, please call toll-free 866-738-4363 or visit our website, SierraMutualFunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that investors’ shares, when redeemed, may be worth more or less than their original cost.

The total annual operating expenses, including expenses of the underlying funds are 2.40% for Class A shares, 2.09% for Instl Class shares, 2.55% for Class N shares and 2.15% for Investor Class shares. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses.

General

For more detailed Commentary see the “News and Media” link on our website, www.sierramutualfunds.com.

We at Sierra appreciate your confidence in our Portfolio Management team.

Sincerely,

David C. Wright, JD

Kenneth L. Sleeper, MBA, PhD

Terri Spath, CFA, MBA, CFP®

Portfolio Managers

Cumulative performance from inception is the total increase in value of an investment in shares assuming reinvestment of dividends and capital gains.

Drawdown is an indicator of the risk of a portfolio. It measures the largest single drop from peak to bottom in the value of a portfolio before a new peak is achieved.

The Morningstar Tactical Allocation category is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

Bloomberg Barclays U.S. Capital Aggregate Bond Index, formerly called the Lehman Aggregate Bond Index, is a broad-based index maintained by Barclays Capital that is often used to represent investment-grade bonds traded in the United States.

The S&P 500 Index®, a registered trademark of McGraw-Hill Co., Inc., is a market-capitalization-weighted index of 500 widely-held common stocks. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market.

Investors cannot directly invest in an index, and unmanaged index returns do not reflect any fees, expenses or sales charges.

SIERRA TACTICAL ALL ASSET FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2019	March 31, 2019	March 31, 2019
Sierra Tactical All Asset – Class A	(0.11)%	(0.14)%	2.98%	1.94%	5.79%	4.68%	—	—
Sierra Tactical All Asset – Class A with load	(5.85)%	(5.89)%	0.97%	0.74%	5.17%	4.13%	—	—
Sierra Tactical All Asset – Class C	(0.48)%	(0.89)%	2.21%	1.18%	—	—	2.15%	—
Sierra Tactical All Asset – Investor Class	(0.11)%	(0.15)%	2.96%	1.94%	5.80%	4.66%	—	—
Sierra Sierra Tactical All Asset – Institutional Class	0.01%	0.07%	3.22%	2.18%	6.05%	4.90%	—	—
Sierra Sierra Tactical All Asset – Class A1	(0.19)%	(0.28)%	2.83%	1.78%	—	—	—	2.07%
Sierra Sierra Tactical All Asset – Class A1 with load	(5.91)%	(6.01)%	0.82%	0.59%	—	—	—	1.19%
Sierra Sierra Tactical All Asset – Class I1	(0.18)%	(0.31)%	2.82%	1.79%	—	—	—	2.08%
Morningstar Tactical Allocation Category Average	(2.64)%	0.51%	5.31%	2.44%	6.45%	2.62%	4.72%	4.33%
Morningstar Allocation 15%-30% Equity Category Average	1.69%	3.00%	3.96%	2.64%	5.88%	3.36%	4.21%	3.57%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.47% for Class A, 2.47% for Investor Class shares, 2.22% for Institutional Class shares, 3.22% for Class C shares, 2.62% for Class A1 and Class I1 shares per the January 28, 2019 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for A1 and I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of portfolios that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash. To qualify for the tactical allocation category, the Fund must have minimum exposure of 10% in bonds and 20% in equity.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

SIERRA TACTICAL ALL ASSET FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2019

The Fund’s top asset classes as of March 31, 2019, are as follows:

Asset Class	% of Net Assets
Mutual Funds
High Yield Bond	20.2%
Municipal National Intermediate	10.5%
Preferred	7.9%
Emerging Market Bond Local Currency	6.7%
Emerging Market Bond	6.1%
Event Driven Merger Arbitrage	5.9%
Municipal High Yield	4.9%
Municipal National Long	4.7%
Foreign Aggregate Bond	3.2%
Exchange Traded Fund
Government	6.8%
Other, Cash & Cash Equivalents	23.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	March 31, 2019
Sierra Tactical Core Income Fund – Class A	1.43%	1.93%	3.47%	2.94%	3.74%
Sierra Tactical Core Income Fund – Class A with load	(4.40)%	(3.94)%	1.46%	1.73%	2.90%
Sierra Tactical Core Income Fund – Class C	1.14%	1.32%	2.86%	2.33%	3.12%
Sierra Tactical Core Income Fund – Investor Class	1.42%	1.92%	3.46%	2.94%	3.76%
Sierra Tactical Core Income Fund – Institutional Class	1.64%	2.35%	3.84%	3.31%	4.08%
Sierra Tactical Core Income Fund – Class Y	1.70%	2.36%	3.84%	3.30%	4.08%
Bloomberg Barclays U.S. Capital Aggregate Bond Index	4.63%	4.48%	2.03%	2.74%	2.52%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.19% for Class A and Investor Class shares, 1.80% for Institutional Class shares, 1.79% for Class Y shares and 2.79% for Class C shares per the January 29, 2019 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg Barclays U.S. Capital Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U. S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2019

The Fund’s top asset classes as of March 31, 2019, are as follows:

Asset Class	% of Net Assets
Mutual Funds
High Yield Bond	15.5%
Municipal National Intermediate	11.7%
Preferred	11.0%
Emerging Markets Bond	7.4%
Emerging Market Bond Local Currency	7.1%
Foreign Aggregate Bond	5.7%
Asset-Backed Securities	5.6%
Aggregate Bond	5.0%
Municipal High Yield	5.0%
Exchange Traded Fund
Government	10.9%
Other, Cash & Cash Equivalents	15.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, compared to its benchmark:

Inception**-
March 31, 2019
Sierra Tactical Municipal Fund – Class A	2.82%
Sierra Tactical Municipal Fund – Class A with load	(3.11)%
Sierra Tactical Municipal Fund – Investor Class	2.75%
Sierra Tactical Municipal Fund – Institutional Class	2.85%
Sierra Tactical Municipal Fund – Class N	2.62%
Bloomberg Barclays Municipal Bond Index	2.97%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.40% for Class A shares, 2.09% for Institutional Class shares, 2.55% for Class N shares and 2.15% for Investor Class shares per the December 26, 2018 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2018.

The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.

SIERRA TACTICAL MUNICIPAL FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2019

The Fund’s top asset classes as of March 31, 2019, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Municipal High Yield	41.0%
Municipal National Intermediate	23.7%
Municipal California Long	8.7%
Municipal National Long	8.7%
Aggregate Bond	8.0%
Exchange Traded Fund
Municipals	9.7%
Other, Cash & Cash Equivalents	0.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Sierra Tactical All Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 9.9%
	GOVERNMENT - 6.8%
360,500	iShares 7-10 Year Treasury Bond ETF	$38,454,535

	HONG KONG - 2.1%
460,650	iShares MSCI Hong Kong ETF	12,073,637

	LARGE-CAP - 1.0%
96,100	iShares Edge MSCI Min Vol USA ETF	5,650,680

	TOTAL EXCHANGE TRADED FUNDS (Cost $53,343,684)	56,178,852

	MUTUAL FUNDS - 90.1%
	AGGREGATE BOND - 2.0%
1,048,766	American Century Diversified Bond Fund - Investor Class	11,127,407

	AGGREGATE BOND INTERMEDIATE - 1.9%
1,022,247	Western Asset Total Return Unconstrained Fund - Investor Class	10,488,252

	AGGREGATE BOND LONG - 2.1%
554,892	Salient Select Income Fund - Institutional Class	11,719,315

	BANK LOANS - 1.4%
955,549	DWS Floating Rate Fund - Class S	7,701,728

	BLEND SMALL CAP - 0.0%
1	Virtus KAR Small-Cap Core Fund - Class I **	39

	EMERGING MARKET BOND LOCAL CURRENCY - 6.7%
1,188,363	Ashmore Emerging Markets Total Return Fund - Institutional Class	9,221,698
4,226,739	PIMCO Emerging Local Bond Fund - Institutional Class	28,319,153
		37,540,851
	EMERGING MARKET STOCK - 0.9%
616,888	Brandes Emerging Markets Value Fund - Investor Class	5,354,589

	EMERGING MARKET BOND - 6.1%
1,734,564	American Funds Emerging Markets Bond Fund - Class R-5E	16,703,849
1,741,284	PIMCO Emerging Markets Bond Fund/United States - Institutional Class	17,882,985
		34,586,834
	EVENT DRIVEN MERGER ARBITRAGE - 5.9%
1,232,065	The Arbitrage Fund - Institutional Class	16,324,859
38,362	The Merger Fund - Investor Class	642,953
1,519,124	Vivaldi Merger Arbitrage Fund - Class I **	16,315,394
		33,283,206
	FOREIGN AGGREGATE BOND - 3.2%
1,658,477	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	18,077,399

	FOREIGN BLEND - 2.4%
530,889	Morgan Stanley Institutional Fund, Inc. - Global - Investor Class**	13,521,735

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2019

Shares		Value
	GROWTH BROAD MARKET - 0.2%
27,846	Eventide Gilead Fund - Class N**	$1,127,474

	GROWTH SMALL-CAP - 1.0%
152,628	Virtus KAR Small-Cap Growth Fund - Investor Class	5,519,026

	HEALTHCARE - 0.7%
125,727	Rydex Series - Health Care Fund - Investor Class**	4,027,029

	HIGH YIELD BOND - 20.2%
2,795,723	American High-Income Trust - Class R-6	28,320,679
3,349,478	Neuberger Berman High Income Bond Fund - Institutional Class	28,336,587
3,257,069	PIMCO High Yield Fund - Institutional Class	28,597,063
2,960,657	TIAA-CREF High Yield Fund - Institutional Class	28,451,913
		113,706,242
	MACRO DIVERSIFIED - 3.0%
1,485,969	William Blair Macro Allocation Fund - Class N	17,103,502

	MANAGED FUTURES SYSTEMATIC - 0.0%
1	361 Managed Futures Fund - Investor Class	11

	MULTI-STRATEGY - 1.4%
767,502	LoCorr Long/Short Commodities Strategy Fund - Investor Class	7,682,696

	MUNICIPAL HIGH YIELD - 4.9%
2,678,103	Nuveen Short Duration High Yield Municipal Bond - Investor Class	27,745,148

	MUNICIPAL NATIONAL INTERMEDIATE - 10.5%
2,388,294	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	27,584,793
2,919,610	JPMorgan Intermediate Tax Free Bond Fund - Investor Class	31,560,979
		59,145,772
	MUNICIPAL NATIONAL LONG - 4.7%
2,572,585	PGIM Muni High Income Fund - Class Z	26,343,267

	PREFERRED - 7.9%
862,500	Cohen & Steers Preferred Securities and Income - Investor Class	11,609,245
1,302,230	Nuveen Preferred Securities Fund - Investor Class	21,617,014
1,155,225	PIMCO Preferred and Capital Security Fund - Institutional Class	11,529,144
		44,755,403
	THEMATIC SECTOR - 3.0%
139,967	DWS Global Infrastructure Fund - Institutional Class	2,085,508
1,370,286	Nuveen Global Infrastructure Fund - Investor Class	14,853,901
		16,939,409

	TOTAL MUTUAL FUNDS (Cost $495,244,995)	507,496,334

See accompanying notes to financial statements.

Sierra Tactical All Asset Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2019

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
2,585,508	Goldman Sachs Financial Square Funds-	$2,585,508
	Government Fund to Yield 2.08% * (Cost $2,585,508)

	TOTAL INVESTMENTS - 100.5% (Cost $551,174,187)	$566,260,694
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(2,572,106)
	NET ASSETS - 100.0%	$563,688,588

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund

Portfolio of Investments (Unaudited)

March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 16.2%
	AGGREGATE BOND - 2.3%
452,800	Vanguard Total International Bond ETF	$25,252,656

	GOVERNMENT - 10.9%
1,144,400	iShares 7-10 Year Treasury Bond ETF	122,073,148

	MORTGAGE-BACKED - 3.0%
313,400	iShares MBS ETF	33,333,224

	TOTAL EXCHANGE TRADED FUNDS (Cost - $174,745,476)	180,659,028

	MUTUAL FUNDS - 83.8%
	AGGREGATE BOND - 5.0%
2,085,201	American Century Diversified Bond Fund - Investor Class	22,123,986
1,492,077	PIMCO Income Fund - Institutional Class	17,904,928
1,396,607	Osterweis Strategic Income Fund - Institutional Class	15,432,504
		55,461,418
	AGGREGATE BOND INTERMEDIATE - 1.7%
1,807,780	Western Asset Total Return Unconstrained Fund - Institutional Class	18,547,827

	ASSET-BACKED SECURITIES - 5.6%
1,954,839	Angel Oak Multi-Strategy Income Fund - Institutional Class	21,561,873
3,787,180	Deer Park Total Return Credit Fund - Class I +	41,356,009
		62,917,882
	EMERGING MARKET BOND LOCAL CURRENCY - 7.1%
1,243,482	Ashmore Emerging Markets Corporate Debt Fund - Institutional Class	10,171,682
10,361,371	PIMCO Emerging Local Bond Fund - Institutional Class	69,421,188
		79,592,870
	EMERGING MARKETS BOND - 7.4%
1,052,331	Ashmore Emerging Markets Short Duration Fund - Institutional Class	10,207,613
1,778,572	MFS Emerging Markets Debt Fund - Institutional Class	25,469,152
2,460,527	PIMCO Emerging Markets Bond Fund - Institutional Class	25,269,616
1,665,935	Payden Emerging Markets Bond Fund - Investor Class	22,156,466
		83,102,847
	FIXED INCOME DIVERSIFIED - 1.7%
1,798,175	PIMCO Dynamic Bond Fund - Institutional Class	19,438,266

See accompanying notes to financial statements.

Sierra Tactical Core Income Fund

Portfolio of Investments (Unaudited)(Continued)

March 31, 2019

Shares		Value
	FOREIGN AGGREGATE BOND - 5.7%
5,854,241	PIMCO International Bond Fund U.S. Dollar-Hedged - Institutional Class	$63,811,232

	HIGH YIELD BOND - 15.5%
5,505,735	American High-Income Trust - Class R6	55,773,098
7,754,823	JPMorgan High Yield Fund - Institutional Class	55,679,627
3,317,939	Neuberger Berman High Income Bond Fund - Institutional Class	28,069,763
4,728,501	Principal High Yield Fund - Institutional Class	33,430,505
		172,952,993
	MORTGAGE-BACKED - 4.4%
1,640,665	Columbia Mortgage Opportunities Fund - Institutional Class	16,570,720
2,959,974	JPMorgan Mortgage-Backed Securities Fund - Class R6	33,003,707
		49,574,427
	MUNICIPAL HIGH YIELD - 5.0%
13,419	Nuveen Short Duration High Yield Municipal Bond - Institutional Class**	139,018
7,274,031	Oppenheimer Rochester High Yield Municipal Fund - Class Y	54,918,936
		55,057,954
	MUNICIPAL NATIONAL INTERMEDIATE - 11.7%
4,744,921	BlackRock Strategic Municipal Opportunities Fund - Institutional Class	54,803,836
6,154,592	JPMorgan Intermediate Tax Free Bond Fund - Institutional Class	66,531,139
856,344	Virtus Seix Investment Grade Tax-Exempt Bond Fund - Institutional Class	9,984,977
		131,319,952
	MUNICIPAL NATIONAL LONG - 2.0%
2,271,397	PIMCO Municipal Bond Fund - Institutional Class	22,418,689

	PREFERRED - 11.0%
8,830,416	Cohen & Steers Preferred Securities and Income - Institutional Class	118,857,393
247,669	Nuveen Preferred Securities Fund - Institutional Class	4,111,304
		122,968,697

	TOTAL MUTUAL FUNDS (Cost $924,782,669)	937,165,054

	SHORT-TERM INVESTMENT - 0.0%
	MONEY MARKET FUND - 0.0%
167,699	Goldman Sachs Financial Square Funds-
	Government Fund to Yield 2.08% * (Cost $167,699)	167,699

	TOTAL INVESTMENTS - 100.0% (Cost $1,099,695,844)	$1,117,991,781
	OTHER ASSETS LESS LIABILITIES - (0.0)%	150,861
	NET ASSETS - 100%	$1,118,142,642

+	Affiliated security.

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

**	Non-Income producing security.

See accompanying notes to financial statements.

Sierra Tactical Municipal Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2019

Shares		Value
	EXCHANGE TRADED FUND - 9.7%
	MUNICIPALS - 9.7%
161,100	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (Cost $7,809,683)	$7,939,008

	MUTUAL FUNDS - 90.1%
	AGGREGATE BOND - 8.0%
595,182	Hartford Schroders Tax-Aware Bond Fund - Institutional Class	6,588,665

	MUNICIPAL CALIFORNIA LONG - 8.7%
476,854	DWS California Tax-Free Income Fund - Class S	3,571,639
484,908	Franklin California Tax Free Income Fund - Advisor Class	3,597,963
		7,169,602
	MUNICIPAL HIGH YIELD - 41.0%
822,090	BlackRock High Yield Municipal Fund - Institutional Class	7,990,712
793,640	Invesco High Yield Municipal Fund - Class Y	7,999,889
459,742	Nuveen High Yield Municipal Bond Fund - Institutional Class	8,008,707
198	Nuveen Short Duration High Yield Municipal Bond - Institutional Class**	2,056
1,287,299	Oppenheimer Rochester High Yield Municipal Fund - Class Y	9,719,111
		33,720,475
	MUNICIPAL NATIONAL INTERMEDIATE - 23.7%
180,814	Commerce National Tax-free Intermediate Bond Fund - Institutional Class	3,558,425
260,079	Dreyfus Intermediate Municipal Bond Fund, Inc. - Retail Class	3,521,463
953,384	Robinson Tax Advantaged Income Fund - Institutional Class	8,876,002
337,240	TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund - Institutional Class	3,557,882
		19,513,772
	MUNICIPAL NATIONAL LONG- 8.7%
302,925	Franklin Federal Tax-Free Income Fund - Class R-6	3,577,513
372,442	JPMorgan Municipal Income Fund - Institutional Class	3,560,548
		7,138,061

	TOTAL MUTUAL FUNDS (Cost $72,833,746)	74,130,575

	SHORT-TERM INVESTMENT - 0.1%
	MONEY MARKET FUND - 0.1%
58,270	Blackrock Liquidity Funds Municash Portfolio
	Government Fund to Yield 1.45% * + (Cost $58,282)	58,282

	TOTAL INVESTMENTS - 99.9% (Cost $80,701,711)	$82,127,865
	OTHER ASSETS LESS LIABILITIES - 0.1%	57,818
	NET ASSETS - 100.0%	$82,185,683

+	Floating Net Asset Value

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

**	Non-Income producing security.

See accompanying notes to financial statements.

THE SIERRA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019

	Sierra Tactical All	Sierra Tactical	Sierra Tactical
	Asset Fund	Core Income Fund	Municipal Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$551,174,187	$1,057,063,667	$80,701,711
Affiliated companies, At cost	—	42,632,177	—
At cost	$551,174,187	$1,099,695,844	$80,701,711
Unaffiliated companies, at value	$566,260,694	$1,076,635,772	$82,127,865
Affiliated companies, at value	—	41,356,009	—
At value	$566,260,694	$1,117,991,781	$82,127,865
Receivable for Fund shares sold	705,928	2,231,966	91,834
Dividends and interest receivable	86,758	208,935	21,893
Prepaid expenses and other assets	84,337	93,230	102,930
TOTAL ASSETS	567,137,717	1,120,525,912	82,344,522

LIABILITIES
Due to custodian	48,591	111,464	31,560
Payable for investments purchased	2,085,508	—	—
Payable for Fund shares repurchased	470,674	1,251,994	76,109
Investment advisory fees payable	591,469	702,141	28,627
Distribution (12b-1) fees payable	60,314	152,579	15
Payable to related parties	48,258	62,700	13,782
Accrued expenses and other liabilities	144,315	102,392	8,746
TOTAL LIABILITIES	3,449,129	2,383,270	158,839
NET ASSETS	$563,688,588	$1,118,142,642	$82,185,683

Net Assets Consist Of:
Paid in capital	$568,064,022	$1,122,420,483	$80,681,600
Accumulated Earnings (Deficit)	(4,375,434)	(4,277,841)	1,504,083
NET ASSETS	$563,688,588	$1,118,142,642	$82,185,683

See accompanying notes to financial statements.

THE SIERRA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

March 31, 2019

	Sierra Tactical All	Sierra Tactical		Sierra Tactical
	Asset Fund	Core Income Fund		Municipal Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$34,042,209	$68,162,340		$77
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,498,254	3,245,204		3
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.72	$21.00		$25.60	(b)
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.11	$22.29		$27.16

Class C Shares:
Net Assets	$54,898,748	$122,898,262
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,396,952	5,865,630
Net asset value (Net Assets ÷ Shares Outstanding, offering price ) and redemption price per share	$22.90	$20.95

Investor Class Shares:
Net Assets	$17,621,051	$74,423,415		$82,045,856
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	776,734	3,537,915		3,208,829
Net asset value (Net Assets ÷ Shares Outstanding, offering price ) and redemption price per share	$22.69	$21.04		$25.57

Institutional Class Shares:
Net Assets	$449,064,488	$852,643,455		$30,380
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,934,816	40,773,369		1,187
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.53	$20.91		$25.59

Class N Shares:
Net Assets				$109,370
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				4,280
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$25.55

Class Y Shares:
Net Assets		$15,170
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		727
Net asset value (Net Assets ÷ Shares Outstanding, offering price ) and redemption price per share		$20.86	(b)

Class A1 Shares:
Net Assets	$2,576,389
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	112,250
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$22.95
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$24.35

Class I1 Shares:
Net Assets	$5,485,703
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	240,013
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.86

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The NAV shown above does not recompute due to rounding of shares.

See accompanying notes to financial statements.

THE SIERRA FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months and Period Ended March 31, 2019

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund *
INVESTMENT INCOME
Dividends	$9,287,499	$18,197,264	$382,991
Dividends from affiliated companies	—	1,619,067	—
Interest	470,665	997,963	8,449
TOTAL INVESTMENT INCOME	9,758,164	20,814,294	391,440

EXPENSES
Investment advisory fees	3,413,455	4,069,614	90,144
Distribution (12b-1) fees:
Class A	41,681	140,508	—
Class C	283,476	616,359	—
Investor Class	22,231	157,264	—
Class A1	6,576	—	—
Class I1	11,113	—	—
Class N	—	—	19
Third party administrative servicing fee	224,965	350,523	7,200
Administrative services fees	179,574	329,340	7,200
Registration fees	57,394	44,839	16,037
Accounting services fees	38,896	74,857	2,400
Printing and postage expenses	35,130	70,424	6,593
Transfer agent fees	30,109	119,900	6,164
Custodian fees	24,876	42,671	2,466
Professional fees	18,710	20,689	13,682
Compliance officer fees	12,976	17,958	3,822
Trustees fees and expenses	6,424	6,420	3,206
Insurance expense	6,235	12,451	824
Other expenses	1,808	1,724	9,006
TOTAL EXPENSES	4,415,629	6,075,541	168,763

Less: Fees waived by the Adviser	—	(1,926)	(49,679)

NET EXPENSES	4,415,629	6,073,615	119,084
NET INVESTMENT INCOME	5,342,535	14,740,679	272,356

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated security transactions	(19,004,995)	(4,274,217)	40,659
Security transactions, affiliated companies		—	—
Net realized gain from security transactions, affiliated companies	—	(868,315)	—
Distributions of capital gains from underlying investment companies	16,984	110,196	—
	(18,988,011)	(5,032,336)	40,659

Net change in unrealized depreciation of investments, unaffiliated companies	13,142,437	8,023,806	1,426,154
Net change in unrealized depreciation of investments, affiliated companies	—	(1,089,929)	—
	13,142,437	6,933,877	1,426,154
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(5,845,574)	1,901,541	1,466,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(503,039)	$16,642,220	$1,739,169

*	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income	$5,342,535	$14,394,301
Net realized gain (loss) from security transactions	(19,004,995)	5,041,465
Distributions of capital gains from underlying investment companies	16,984	2,977,668
Net change in unrealized appreciation (depreciation) of investments	13,142,437	(19,250,912)
Net increase (decrease) in net assets resulting from operations	(503,039)	3,162,522

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:*
Class A	(298,044)	—
Class C	(284,471)	—
Class I	(156,108)	—
Class R	(4,490,996)	—
Class A1	(24,909)	—
Class I1	(45,134)	—
From net investment income:
Class A	—	(1,034,110)
Class C	—	(1,195,201)
Class I	—	(639,020)
Class R	—	(12,096,877)
Class A1	—	(87,094)
Class I1	—	(180,164)
Net decrease in net assets resulting from distributions to shareholders	(5,299,662)	(15,232,466)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,965,511	6,006,398
Class C	2,172,369	10,989,232
Class I	1,955,404	3,989,798
Class R	91,612,186	225,429,005
Class A1	297,496	1,503,788
Class I1	976,916	9,020,304
Net asset value of shares issued in reinvestment of distributions:
Class A	289,164	996,117
Class C	274,646	1,151,599
Class I	138,796	565,178
Class R	4,438,799	11,809,622
Class A1	20,555	75,396
Class I1	37,073	151,052
Payments for shares redeemed:
Class A	(5,729,367)	(11,442,063)
Class C	(8,771,057)	(16,016,309)
Class I	(3,999,284)	(12,105,547)
Class R	(85,036,746)	(136,246,033)
Class A1	(1,480,914)	(826,103)
Class I1	(1,372,859)	(14,267,476)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,211,312)	80,783,958
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,014,013)	68,714,014

NET ASSETS
Beginning of Period	570,702,601	501,988,587
End of Period **	$563,688,588	$570,702,601

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes undistributed net investment income of $244,664 as of September 30, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	131,905	256,474
Shares Reinvested	12,915	42,935
Shares Redeemed	(256,528)	(489,557)
Net decrease in shares of beneficial interest outstanding	(111,708)	(190,148)

Class C:
Shares Sold	96,135	466,313
Shares Reinvested	12,159	49,215
Shares Redeemed	(389,246)	(680,713)
Net decrease in shares of beneficial interest outstanding	(280,952)	(165,185)

Investor Class:
Shares Sold	87,248	170,541
Shares Reinvested	6,208	24,380
Shares Redeemed	(179,136)	(520,799)
Net decrease in shares of beneficial interest outstanding	(85,680)	(325,878)

Institutional Class:
Shares Sold	4,126,216	9,712,413
Shares Reinvested	199,995	514,175
Shares Redeemed	(3,833,152)	(5,887,356)
Net increase in shares of beneficial interest outstanding	493,059	4,339,232

Class A1
Shares Sold	13,178	63,821
Shares Reinvested	912	3,222
Shares Redeemed	(65,861)	(34,871)
Net increase (decrease) in shares of beneficial interest outstanding	(51,771)	32,172

Class I1
Shares Sold	43,725	379,734
Shares Reinvested	1,646	6,461
Shares Redeemed	(60,903)	(606,738)
Net decrease in shares of beneficial interest outstanding	(15,532)	(220,543)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
FROM OPERATIONS
Net investment income	$14,740,679	$32,083,624
Net realized loss from security transactions	(5,142,532)	(17,327,313)
Distributions of capital gains from underlying investment companies	110,196	142,000
Net change in unrealized appreciation (depreciation) of investments	6,933,877	(7,577,815)
Net increase in net assets resulting from operations	16,642,220	7,320,496

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:*
Class A	(851,401)	—
Class C	(1,155,475)	—
Investor Class	(930,136)	—
Institutional Class	(11,709,099)	—
Class Y	(214)	—
From net investment income:
Class A	—	(2,094,398)
Class C	—	(2,871,955)
Investor Class	—	(2,646,022)
Institutional Class	—	(23,239,819)
Class Y	—	(490)
Net decrease in net assets resulting from distributions to shareholders	(14,646,325)	(30,852,684)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	14,586,871	34,928,180
Class C	13,463,160	59,412,652
Investor Class	13,487,303	42,942,819
Institutional Class	185,429,774	488,126,756
Net asset value of shares issued in reinvestment of distributions:
Class A	756,493	1,870,509
Class C	1,096,438	2,735,839
Investor Class	898,239	2,531,755
Institutional Class	11,321,427	22,420,611
Class Y	214	490
Payments for shares redeemed:
Class A	(22,394,843)	(32,912,170)
Class C	(21,530,554)	(44,424,429)
Investor Class	(25,834,909)	(62,419,339)
Institutional Class	(174,055,148)	(218,654,683)
Class Y	(430)	(44,427)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,775,965)	296,514,563

TOTAL INCREASE (DECREASE) IN NET ASSETS	(780,070)	272,982,375
NET ASSETS
Beginning of Period	1,118,922,712	845,940,337
End of Period**	$1,118,142,642	$1,118,922,712

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes undistributied net investment income of $1,672,641 as of September 30, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2019	September 30,
	(Unaudited)	2018
SHARE ACTIVITY
Class A:
Shares Sold	706,382	1,644,172
Shares Reinvested	36,623	88,504
Shares Redeemed	(1,082,688)	(1,552,842)
Net increase (decrease) in shares of beneficial interest outstanding	(339,683)	179,834

Class C:
Shares Sold	650,936	2,803,046
Shares Reinvested	53,252	129,734
Shares Redeemed	(1,043,403)	(2,107,526)
Net increase (decrease) in shares of beneficial interest outstanding	(339,215)	825,254

Investor Class:
Shares Sold	651,546	2,022,424
Shares Reinvested	43,425	119,513
Shares Redeemed	(1,246,778)	(2,942,503)
Net decrease in shares of beneficial interest outstanding	(551,807)	(800,566)

Institutional Class:
Shares Sold	8,985,639	23,113,344
Shares Reinvested	550,334	1,066,418
Shares Redeemed	(8,446,391)	(10,389,223)
Net increase in shares of beneficial interest outstanding	1,089,582	13,790,539

Class Y:
Shares Reinvested	10	23
Shares Redeemed	(21)	(2,084)
Net decrease in shares of beneficial interest outstanding	(11)	(2,061)

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2019
(Unaudited)**
FROM OPERATIONS
Net investment income	$272,356
Net realized gain from security transactions	40,659
Net change in appreciation of investments	1,426,154
Net increase in net assets resulting from operations	1,739,169

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:*
Class A	— ***
Investor Class	(234,845)
Institutional Class	(56)
Class N	(185)
Net decrease in net assets resulting from distributions to shareholders	(235,086)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	75
Investor Class	82,687,374
Institutional Class	30,075
Class N	108,474
Net asset value of shares issued in reinvestment of distributions:
Class A	— ***
Investor Class	234,845
Institutional Class	56
Class N	185
Payments for shares redeemed:
Investor Class	(2,379,484)
Net increase in net assets resulting from shares of beneficial interest	80,681,600

TOTAL INCREASE IN NET ASSETS	82,185,683

NET ASSETS
Beginning of Period	—
End of Period	$82,185,683

*	Distributions from net investment income and net realized capital gains are combined for the period ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information.

**	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

***	Amount represented is less than $0.50.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period Ended
March 31, 2019
(Unaudited)**
SHARE ACTIVITY
Class A:
Shares Sold	3
Net increase in shares of beneficial interest outstanding	3

Investor Class Shares:
Shares Sold	3,293,764
Shares Reinvested	9,255
Shares Redeemed	(94,190)
Net increase in shares of beneficial interest outstanding	3,208,829

Institutional Class Shares:
Shares Sold	1,185
Shares Reinvested	2
Net increase in shares of beneficial interest outstanding	1,187

Class N Shares
Shares Sold	4,273
Shares Reinvested	7
Net increase in shares of beneficial interest outstanding	4,280

**	Sierra Tactical Municipal Fund commenced operations on December 27, 2018.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$22.95		$23.41	$23.13		$22.36	$23.29	$23.05
Activity from investment operations:
Net investment income (1)	0.20		0.59	0.51		0.48	0.53	0.71
Net realized and unrealized gain (loss) on investments	(0.23)		(0.44)	0.30		0.78	(0.99)	0.50
Total from investment operations	(0.03)		0.15	0.81		1.26	(0.46)	1.21
Less distributions from:
Net investment income	(0.20)		(0.61)	(0.53)		(0.49)	(0.47)	(0.85)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.20)		(0.61)	(0.53)		(0.49)	(0.47)	(0.97)
Net asset value, end of period	$22.72		$22.95	$23.41		$23.13	$22.36	$23.29
Total return (2)	(0.11	)% (8)	0.65%	3.57%		5.72%	(2.01)%	5.40%
Net assets, at end of period (000s)	$34,042		$36,946	$42,144		$53,733	$60,478	$89,441
Ratio of gross expenses to average net assets (3)	1.73	% (7)	1.73%	1.70	%(6)	1.75%	1.71%	1.69%
Ratio of net expenses to average net assets (3)	1.73	% (7)	1.73%	1.72	%(5)	1.75%	1.71%	1.69%
Ratio of net investment income to average net assets (3)(4)	1.84	% (7)	2.52%	2.29%		2.13%	2.28%	3.05%
Portfolio Turnover Rate	200	% (8)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$23.13		$23.59	$23.30		$22.52	$23.45	$23.20
Activity from investment operations:
Net investment income (1)	0.13		0.42	0.34		0.31	0.34	0.53
Net realized and unrealized gain (loss) on investments	(0.24)		(0.44)	0.30		0.79	(0.97)	0.51
Total from investment operations	(0.11)		(0.02)	0.64		1.10	(0.63)	1.04
Less distributions from:
Net investment income	(0.12)		(0.44)	(0.35)		(0.32)	(0.30)	(0.67)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.12)		(0.44)	(0.35)		(0.32)	(0.30)	(0.79)
Net asset value, end of period	$22.90		$23.13	$23.59		$23.30	$22.52	$23.45
Total return (2)	(0.48	)% (8)	(0.11)%	2.81%		4.93%	(2.72)%	4.61%
Net assets, at end of period (000s)	$54,899		$61,939	$67,075		$80,103	$89,132	$93,291
Ratio of gross expenses to average net assets (3)	2.48	% (7)	2.48%	2.45	%(6)	2.50%	2.47%	2.44%
Ratio of net expenses to average net assets (3)	2.48	% (7)	2.48%	2.47	%(5)	2.50%	2.47%	2.44%
Ratio of net investment income to average net assets (3)(4)	1.08	% (7)	1.77%	1.54%		1.37%	1.46%	2.26%
Portfolio Turnover Rate	200	% (8)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$22.91		$23.38	$23.09		$22.32	$23.25	$23.01
Activity from investment operations:
Net investment income (1)	0.21		0.57	0.51		0.47	0.54	0.70
Net realized and unrealized gain (loss) on investments	(0.23)		(0.43)	0.31		0.79	(1.00)	0.51
Total from investment operations	(0.02)		0.14	0.82		1.26	(0.46)	1.21
Less distributions from:
Net investment income	(0.20)		(0.61)	(0.53)		(0.49)	(0.47)	(0.85)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.20)		(0.61)	(0.53)		(0.49)	(0.47)	(0.97)
Net asset value, end of period	$22.69		$22.91	$23.38		$23.09	$22.32	$23.25
Total return (2)	(0.11	)% (8)	0.60%	3.62%		5.71%	(2.02)%	5.42%
Net assets, at end of period (000s)	$17,621		$19,760	$27,778		$37,452	$62,223	$101,798
Ratio of gross expenses to average net assets (3)	1.73	% (7)	1.73%	1.69	% (6)	1.75%	1.71%	1.69%
Ratio of net expenses to average net assets (3)	1.73	% (7)	1.73%	1.72	% (5)	1.75%	1.71%	1.69%
Ratio of net investment income to average net assets (3)(4)	1.83	% (7)	2.46%	2.28%		2.11%	2.33%	3.00%
Portfolio Turnover Rate	200	% (8)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(6)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Institutional Class Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$22.75		$23.22	$22.95		$22.19	$23.12	$22.89
Activity from investment operations:
Net investment income (1)	0.23		0.64	0.55		0.54	0.56	0.73
Net realized and unrealized gain (loss) on investments	(0.22)		(0.44)	0.31		0.77	(0.96)	0.53
Total from investment operations	0.01		0.20	0.86		1.31	(0.40)	1.26
Less distributions from:
Net investment income	(0.23)		(0.67)	(0.59)		(0.55)	(0.53)	(0.91)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.23)		(0.67)	(0.59)		(0.55)	(0.53)	(1.03)
Net asset value, end of period	$22.53		$22.75	$23.22		$22.95	$22.19	$23.12
Total return (2)	0.01	% (9)	0.86%	3.82%		5.99%	(1.80)%	5.64%
Net assets, at end of period (000s)	$449,064		$442,358	$350,668		$279,566	$228,215	$347,370
Ratio of gross expenses to average net assets (3)(4)	1.48	% (8)	1.48%	1.45	% (7)	1.50%	1.51%	1.44%
Ratio of net expenses to average net assets (4)	1.48	% (8)	1.48%	1.50	% (6)	1.50%	1.50%	1.44%
Ratio of net investment income to average net assets (4)(5)	2.10	% (8)	2.77%	2.49%		2.41%	2.45%	3.16%
Portfolio Turnover Rate	200	% (9)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class A1 Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$23.18		$23.65	$23.35		$22.58	$23.51	$23.16
Activity from investment operations:
Net investment income (1)	0.25		0.56	0.48		0.46	0.46	0.74
Net realized and unrealized gain (loss) on investments	(0.30)		(0.45)	0.31		0.77	(0.95)	0.43
Total from investment operations	(0.05)		0.11	0.79		1.23	(0.49)	1.17
Less distributions from:
Net investment income	(0.18)		(0.58)	(0.49)		(0.46)	(0.44)	(0.70)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.18)		(0.58)	(0.49)		(0.46)	(0.44)	(0.82)
Net asset value, end of period	$22.95		$23.18	$23.65		$23.35	$22.58	$23.51
Total return (2)	(0.19	)% (9)	0.47%	3.47%		5.53%	(2.13)%	5.21%
Net assets, at end of period (000s)	$2,576		$3,802	$3,118		$3,255	$2,272	$1,838
Ratio of gross expenses to average net assets (3)(4)	1.88	% (8)	1.88%	1.85	% (7)	1.90%	1.87%	1.84%
Ratio of net expenses to average net assets (4)	1.88	% (8)	1.88%	1.87	% (6)	1.90%	1.87%	1.84%
Ratio of net investment income to average net assets (4)(5)	1.68	% (8)	2.38%	2.14%		2.01%	1.96%	3.18%
Portfolio Turnover Rate	200	% (9)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class I1 Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$23.08		$23.54	$23.25		$22.47	$23.39	$23.15
Activity from investment operations:
Net investment income (1)	0.19		0.52	0.48		0.44	0.49	0.64
Net realized and unrealized gain (loss) on investments	(0.23)		(0.41)	0.30		0.79	(0.98)	0.54
Total from investment operations	(0.04)		0.11	0.78		1.23	(0.49)	1.18
Less distributions from:
Net investment income	(0.18)		(0.57)	(0.49)		(0.45)	(0.43)	(0.82)
Net realized gains	—		—	—		—	—	(0.06)
Return of capital	—		—	—		—	—	(0.06)
Total distributions	(0.18)		(0.57)	(0.49)		(0.45)	(0.43)	(0.94)
Net asset value, end of period	$22.86		$23.08	$23.54		$23.25	$22.47	$23.39
Total return (2)	(0.18	)% (9)	0.45%	3.43%		5.56%	(2.14)%	5.23%
Net assets, at end of period (000s)	$5,486		$5,899	$11,205		$15,022	$22,606	$41,076
Ratio of gross expenses to average net assets (3)(4)	1.88	% (8)	1.88%	1.85	% (7)	1.90%	1.86%	1.84%
Ratio of net expenses to average net assets (4)	1.88	% (8)	1.88%	1.86	% (6)	1.90%	1.86%	1.84%
Ratio of net investment income to average net assets (4)(5)	1.70	% (8)	2.20%	2.12%		1.95%	2.12%	2.73%
Portfolio Turnover Rate	200	%(9)	153%	156%		153%	131%	78%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$20.96		$21.44	$21.33		$20.45	$21.22	$20.69
Activity from investment operations:
Net investment income (1)	0.27		0.62	0.61		0.55	0.71	0.77
Net realized and unrealized gain (loss) on investments	0.06		(0.51)	0.09		0.90	(0.86)	0.66
Total from investment operations	0.33		0.11	0.70		1.45	(0.15)	1.43
Less distributions from:
Net investment income	(0.29)		(0.59)	(0.59)		(0.57)	(0.61)	(0.79)
Net realized gains	—		—	—		—	(0.01)	(0.11)
Total distributions	(0.29)		(0.59)	(0.59)		(0.57)	(0.62)	(0.90)
Net asset value, end of period	$21.00		$20.96	$21.44		$21.33	$20.45	$21.22
Total return (2)	1.43	% (9)	0.53%	3.34%		7.21%	(0.76)%	7.11%
Net assets, at end of period (000s)	$68,162		$75,143	$72,996		$55,681	$35,302	$36,524
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.35%	1.34	% (7)	1.45%	1.37%	1.36%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.35%	1.35	% (6)	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	2.48	% (8)	2.91%	2.87%		2.65%	3.36%	3.66%
Portfolio Turnover Rate	159	%(9)	131%	119%		115%	149%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$20.91		$21.39	$21.29		$20.41	$21.19	$20.67
Activity from investment operations:
Net investment income (1)	0.20		0.49	0.48		0.43	0.56	0.65
Net realized and unrealized gain (loss) on investments	0.07		(0.50)	0.09		0.90	(0.84)	0.65
Total from investment operations	0.27		(0.01)	0.57		1.33	(0.28)	1.30
Less distributions from:
Net investment income	(0.23)		(0.47)	(0.47)		(0.45)	(0.49)	(0.67)
Net realized gains	—		—	—		—	(0.01)	(0.11)
Total distributions	(0.23)		(0.47)	(0.47)		(0.45)	(0.50)	(0.78)
Net asset value, end of period	$20.95		$20.91	$21.39		$21.29	$20.41	$21.19
Total return (2)	1.14	% (9)	(0.06)%	2.71%		6.61%	(1.37)%	6.43%
Net assets, at end of period (000s)	$122,898		$129,749	$115,067		$74,969	$38,718	$21,346
Ratio of gross expenses to average net assets (3)(4)	1.95	% (8)	1.96%	1.94	% (7)	2.05%	1.98%	1.96%
Ratio of net expenses to average net assets (4)	1.95	% (8)	1.95%	1.95	% (6)	1.90%	1.90%	1.90%
Ratio of net investment income to average net assets (4)(5)	1.90	% (8)	2.34%	2.28%		2.06%	2.67%	3.08%
Portfolio Turnover Rate	159	% (9)	131%	119%		115%	149%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$20.99		$21.47	$21.36		$20.48	$21.24	$20.72
Activity from investment operations:
Net investment income (1)	0.28		0.63	0.61		0.57	0.71	0.73
Net realized and unrealized gain (loss) on investments	0.06		(0.52)	0.09		0.88	(0.86)	0.70
Total from investment operations	0.34		0.11	0.70		1.45	(0.15)	1.43
Less distributions from:
Net investment income	(0.29)		(0.59)	(0.59)		(0.57)	(0.60)	(0.80)
Net realized gains	—		—	—		—	(0.01)	(0.11)
Total distributions	(0.29)		(0.59)	(0.59)		(0.57)	(0.61)	(0.91)
Net asset value, end of period	$21.04		$20.99	$21.47		$21.36	$20.48	$21.24
Total return (2)	1.42	% (9)	0.52%	3.33%		7.21%	(0.73)%	7.07%
Net assets, at end of period (000s)	$74,423		$85,844	$104,978		$86,735	$45,292	$81,311
Ratio of gross expenses to average net assets (3)(4)	1.35	% (8)	1.35%	1.35	% (7)	1.45%	1.35%	1.36%
Ratio of net expenses to average net assets (4)	1.35	% (8)	1.35%	1.35	% (6)	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets (4)(5)	2.47	% (8)	2.95%	2.88%		2.72%	3.34%	3.43%
Portfolio Turnover Rate	159	% (9)	131%	119%		115%	149%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Institutional Class Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$20.87		$21.35	$21.25		$20.39	$21.17	$20.66
Activity from investment operations:
Net investment income (1)	0.29		0.70	0.69		0.61	0.76	0.83
Net realized and unrealized gain (loss) on investments	0.08		(0.50)	0.08		0.90	(0.84)	0.67
Total from investment operations	0.37		0.20	0.77		1.51	(0.08)	1.50
Less distributions from:
Net investment income	(0.33)		(0.68)	(0.67)		(0.65)	(0.69)	(0.88)
Net realized gains	—		—	—		—	(0.01)	(0.11)
Total distributions	(0.33)		(0.68)	(0.67)		(0.65)	(0.70)	(0.99)
Net asset value, end of period	$20.91		$20.87	$21.35		$21.25	$20.39	$21.17
Total return (2)	1.64	% (9)	0.94%	3.70%		7.55%	(0.42)%	7.44%
Net assets, at end of period (000s)	$852,643		$828,171	$552,839		$301,946	$217,467	$157,023
Ratio of gross expenses to average net assets (3)(4)	0.95	% (8)	0.96%	0.94	% (7)	1.05%	0.97%	0.96%
Ratio of net expenses to average net assets (4)	0.95	% (8)	0.96%	0.97	% (6)	1.00%	0.97%	0.96	% (6)
Ratio of net investment income to average net assets (4)(5)	2.91	% (8)	3.33%	3.26%		2.92%	3.61%	3.97%
Portfolio Turnover Rate	159	% (9)	131%	119%		115%	149%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		September 30,	September 30,		September 30,	September 30,	September 30,
Class Y Shares	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$20.82		$21.30	$21.20		$20.36	$21.14	$20.62
Activity from investment operations:
Net investment income (1)	0.30		0.69	0.67		0.52	0.79	0.86
Net realized and unrealized gain (loss) on investments	0.07		(0.49)	0.10		0.97	(0.87)	0.65
Total from investment operations	0.37		0.20	0.77		1.49	(0.08)	1.51
Less distributions from:
Net investment income	(0.33)		(0.68)	(0.67)		(0.65)	(0.69)	(0.88)
Net realized gains	—		—	—		—	(0.01)	(0.11)
Total distributions	(0.33)		(0.68)	(0.67)		(0.65)	(0.70)	(0.99)
Net asset value, end of period	$20.86		$20.82	$21.30		$21.20	$20.36	$21.14
Total return (2)	1.70	% (9)	0.94%	3.71%		7.46%	(0.42)%	7.51%
Net assets, at end of period (000s)	$15		$15	$60		$104	$5,822	$7,781
Ratio of gross expenses to average net assets (3)(4)	0.94	% (8)	0.95%	0.94	% (7)	0.97%	0.96%	0.95%
Ratio of net expenses to average net assets (4)	0.94	% (8)	0.95%	0.95	% (6)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets (4)(5)	2.91	% (8)	3.27%	3.17%		2.56%	3.75%	4.11%
Portfolio Turnover Rate	159	%(9)	131%	119%		115%	149%	73%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended March 31, 2019 (1) (Unaudited)	Class A	Investor Class	Institutional Class	Class N
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00
Activity from investment operations:
Net investment income (2)	0.16	0.09	—	(9)	0.09
Net realized and unrealized gain (loss) on investments	0.54	0.60	0.71	0.56
Total from investment operations	0.67	0.69	0.71	0.65
Less distributions from:
Net investment income	(0.10)	(0.12)	(0.12)	(0.10)
Total distributions	(0.10)	(0.12)	(0.12)	(0.10)
Net asset value, end of period	$25.60	$25.57	$25.59	$25.55
Total return (3)(8)	2.82%	2.75%	2.85%	2.62%
Net assets, at the end of period	$77	(10)	$82,046	$30	$109
Ratio of gross expenses to average net assets (4)(5)(7)	1.64%	1.39%	1.33%	1.79%
Ratio of net expenses to average net assets (5)(7)	1.23%	0.98%	0.92%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	1.99%	2.24%	2.30%	1.84%
Portfolio Turnover Rate (8)	24%	24%	24%	24%

(1)	The Sierra Tactical Municipal Fund Class A shares, Investor Class shares, Institutional Class shares, and Class N shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

(9)	Represents amount less than $.005

(10)	Not truncated

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), and Sierra Tactical Municipal Fund (“STMF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Funds currently each offer Class A, Investor Class, and Institutional Class shares with STAAF also offering Class C, Class A1, and Class I1, STCIF also offering Class C and STMF also offering Class N. Class C, Class I, Class R, and Class I1 shares are offered at net asset value. The Trust suspended the sale of Class Y shares for STAAF and has suspended sales of Class Y shares for STCIF, effective March 8, 2013. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

(“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, this team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv)

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,178,852	$—	$—	$56,178,852
Mutual Funds	507,496,334	—	—	507,496,334
Short-Term Investment	2,585,508	—	—	2,585,508
Total	$566,260,694	$—	$—	$566,260,694

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$180,659,028	$—	$—	$180,659,028
Mutual Funds	937,165,054	—	—	937,165,054
Short-Term Investment	167,699	—	—	167,699
Total	$1,117,991,781	$—	$—	$1,117,991,781

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$7,939,008	$—	$—	$7,939,008
Mutual Funds	74,130,575	—	—	74,130,575
Short-Term Investment	58,282			58,282
Total	$82,127,865	$—	$—	$82,127,865

There were no transfers into or out of Level 1, Level 2 or Level 3 during the period. It is each Fund’s policy to record transfers into or out of Fair Value Levels at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and quarterly for STAAF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2015 to September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,065,276,466 and $1,067,176,982 respectively for STAAF. For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,625,926,183 and $1,631,594,557, respectively for STCIF. For the period ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $91,034,229 and $10,471,441, respectively for STMF.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets for STAAF, 0.75% of the Fund’s average daily net assets for STCIF, and 0.75% of the Fund’s average daily net assets for STMF. For the six months ended or period March 31, 2019, STAAF incurred $3,413,455 in advisory fees, STCIF incurred $4,069,614 in advisory fees, and STMF incurred $90,144 in advisory fees.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2020 for STCIF, STAAF, and STMF, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

			Investor	Institutional		Class
	Class A	Class C	Class	Class	Class Y	A1	Class I1	Class N
STAAF	1.75%	2.50%	1.75%	1.50%	N/A	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	0.95%	N/A	N/A	N/A
STMF	1.23%	N/A	0.98%	0.92%	N/A	N/A	N/A	1.38%

These amounts will herein be referred to as the “expense limitations.”

If the Adviser waives any fee or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months or period ended March 31, 2019, the Adviser waived $0 with respect to STAAF, $1,926 with respect to STCIF, and $49,679 with respect to STMF under each Fund’s Expense Limitation Agreement.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2019	9/30/2020	9/30/2021
STCIF	$319,815	$18,853	$15,817

Distributor - The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan” or “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25%, 0.25%, 1.00%, 0.40% and 0.40% of the average daily net assets attributable to Class A, Investor Class, Class C, Class A1 and Class I1 shares, respectively for STAAF, 0.40%, 0.40% and 1.00% of the average daily net assets attributable to Class A, Investor and C shares, respectively for STCIF, and 0.25% and 0.40% for Class A and Class N shares, respectively for STMF, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of STAAF’s Class A and Class A1 shares, respectively, for the six months ended March 31, 2019 the Distributor received $126,941 and $32,829 from front-end sales charges of which $7,985 and $1,431 was retained by the principal underwriter or other affiliated broker-dealers. On sales of STCIF’s Class A shares for the six months ended March 31, 2019, the Distributor received $398,154 from front-end sales charge of which $27,155 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC and NLCS (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at March 31, 2019 are noted in the Funds’ Portfolios of Investments. Transactions during the six months ended March 31, 2019 with companies that are affiliates are as follows:

Sierra Tactical Core Income Fund:
		Value -				Dividends		Net Change in	Shares -
		Beginning of		Sales	Realized	Credited to	Value - End	Unrealized	End of
Cusip	Description	Period	Purchases	Proceeds	Gain/ Loss	Income	of Period	Depreciation	Period
66537X167	Deer Park Total Return Credit Fund - Class I	$88,739,814	$1,619,067	$47,042,433	$(868,315)	$1,619,067	$41,356,009	$(1,092,124)	3,787,180

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years was as follows:

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term	Return of
9/30/2018	Income	Income	Capital Gains	Capital	Total
Sierra Tactical All Asset Fund	$12,470,477	$2,761,989	$—	$—	$15,232,466
Sierra Tactical Core Income Fund	25,063,936	5,788,748	—	—	30,852,684

For Fiscal Year Ended	Ordinary	Tax-exempt	Long-Term	Return of
9/30/2017	Income	Income	Capital Gains	Capital	Total
Sierra Tactical All Asset Fund	$10,057,349	$1,222,366	$—	$—	$11,279,715
Sierra Tactical Core Income Fund	17,930,431	2,653,023	—	—	20,583,454

As of September 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Tax-exempt	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Income	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$244,664	$—	$(757,880)	$—	$1,940,483	$1,427,267
Sierra Tactical Core Income Fund	1,240,103	432,538	(17,488,613)	(1,817,363)	—	11,359,599	(6,273,736)

The difference between the book basis and tax basis for unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. STCIF incurred and elected to defer such capital losses of $17,488,613.

At September 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$757,880	$—	$757,880	$8,002,989
Sierra Tactical Core Income Fund	1,817,363	—	1,817,363	297,809

Permanent book and tax differences, primarily attributable to adjustments for the prior year tax return, resulted in reclassification for the year ended September 30, 2018 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sierra Tactical All Asset Fund	$—	$—	$—
Sierra Tactical Core Income Fund	(167,930)	167,930	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2019, TD Ameritrade held approximately 61.9%, 37.5% and 97.9% of the voting securities of STAAF, STCIF and STMF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$551,177,774	$15,200,628	$(117,708)	$15,082,920
Sierra Tactical Core Income Fund	$1,099,698,305	$20,758,620	$(2,465,144)	$18,293,476
Sierra Tactical Municipal Fund	$80,701,711	$1,426,154	$—	$1,426,154

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0576	4/26/2019	4/29/2019
Sierra Tactical Core Income Fund	Class C	0.0471	4/26/2019	4/29/2019
Sierra Tactical Core Income Fund	Investor Class	0.0574	4/26/2019	4/29/2019
Sierra Tactical Core Income Fund	Institutional Class	0.0645	4/26/2019	4/29/2019
Sierra Tactical Core Income Fund	Class Y	0.0648	4/26/2019	4/29/2019
Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0417	5/29/2019	5/30/2019
Sierra Tactical Core Income Fund	Class C	0.0310	5/29/2019	5/30/2019
Sierra Tactical Core Income Fund	Investor Class	0.0417	5/29/2019	5/30/2019
Sierra Tactical Core Income Fund	Institutional Class	0.0492	5/29/2019	5/30/2019
Sierra Tactical Core Income Fund	Class Y	0.0494	5/29/2019	5/30/2019

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0442	4/26/2019	4/29/2019
Sierra Tactical Municipal Fund	Investor Class	0.0442	4/26/2019	4/29/2019
Sierra Tactical Municipal Fund	Institutional Class	0.0524	4/26/2019	4/29/2019
Sierra Tactical Municipal Fund	Class N	0.0539	4/26/2019	4/29/2019
Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0411	5/29/2019	5/30/2019
Sierra Tactical Municipal Fund	Investor Class	0.0488	5/29/2019	5/30/2019
Sierra Tactical Municipal Fund	Institutional Class	0.0502	5/29/2019	5/30/2019
Sierra Tactical Municipal Fund	Class N	0.0411	5/29/2019	5/30/2019

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
	Value	Account Value	During Period*	During Period**
Actual	10/1/2018	3/31/2019	10/1/2018 – 3/31/2019	10/1/2018 – 3/31/2019
Sierra Tactical All Asset Class A	$1,000.00	$998.90	$8.64	1.73%
Sierra Tactical All Asset Class C	1,000.00	995.20	12.36	2.48%
Sierra Tactical All Asset Investor Class	1,000.00	998.90	8.64	1.73%
Sierra Tactical All Asset Institutional Class	1,000.00	1,000.10	7.40	1.48%
Sierra Tactical All Asset Class A1	1,000.00	998.10	9.39	1.88%
Sierra Tactical All Asset Class I1	1,000.00	998.20	9.38	1.88%
Sierra Tactical Core Income Class A	1,000.00	1,014.30	6.78	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,011.40	9.78	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,014.20	6.78	1.35%
Sierra Tactical Core Income Institutional Class	1,000.00	1,017.00	4.78	0.95%
Sierra Tactical Core Income Class Y	1,000.00	1,016.40	4.75	0.94%
Sierra Tactical Municipal Fund Class A***	1,000.00	1,028.20	3.08	1.23%
Sierra Tactical Municipal Fund Investor Class***	1,000.00	1,027.50	2.45	0.98%
Sierra Tactical Municipal Fund Institutional Class***	1,000.00	1,028.50	2.30	0.92%
Sierra Tactical Municipal Fund Class N***	1,000.00	1,026.20	3.45	1.38%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2019

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2018	3/31/2019	10/1/2018 – 3/31/2019	10/1/2018 – 3/31/2019
Sierra Tactical All Asset Class A	$1,000.00	$1,016.29	$8.71	1.73%
Sierra Tactical All Asset Class C	1,000.00	1,012.54	12.46	2.48%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.29	8.71	1.73%
Sierra Tactical All Asset Institutional Class	1,000.00	1,017.53	7.46	1.48%
Sierra Tactical All Asset Class A1	1,000.00	1,015.53	9.47	1.88%
Sierra Tactical All Asset Class I1	1,000.00	1,015.54	9.47	1.88%
Sierra Tactical Core Income Class A	1,000.00	1,018.20	6.79	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,015.21	9.80	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.20	6.79	1.35%
Sierra Tactical Core Income Institutional Class	1,000.00	1,020.19	4.79	0.95%
Sierra Tactical Core Income Class Y	1,000.00	1,020.22	4.76	0.94%
Sierra Tactical Municipal Fund Class A***	1,000.00	1,009.29	3.05	1.23%
Sierra Tactical Municipal Fund Investor Class***	1,000.00	1,009.91	2.43	0.98%
Sierra Tactical Municipal Fund Institutional Class***	1,000.00	1,010.06	2.28	0.92%
Sierra Tactical Municipal Fund Class N***	1,000.00	1,008.92	3.42	1.38%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

***	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (90) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION(Unaudited)
March 31, 2019

Sierra Tactical Municipal Fund (Adviser - Wright Fund Management, LLC) *

In connection with the regular meeting held on November 14-15, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“Adviser”) and the Trust, with respect to the Sierra Tactical Municipal Fund (“Sierra Municipal”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that WFM was founded in 1987, was part of the Sierra group of companies with an aggregate of approximately $3.4 billion in assets under management, and provided portfolio management and advisory services to a variety of clients. The Trustees discussed the backgrounds of the key personnel who would be responsible for serving Sierra Municipal, noting their deep and diverse financial industry experience. The Trustees discussed the adviser’s investment process, noting that the adviser indicated it would manage Sierra Municipal based on its analysis of current market conditions, would construct the portfolio using a proprietary mathematical methodology, and would actively manage the portfolio in response to changing market conditions. They discussed the adviser’s approach to risk management, noting that the adviser incorporated many different risk mitigation strategies into its investment process. The Trustees also discussed how the adviser planned to monitor compliance with the fund’s investment limitations, noting that the proposed trade execution procedures utilized both pre-trade and post-trade assessments. The Trustees discussed the adviser’s broker selection process, noting that the adviser anticipated analyzing best execution on a quarterly basis. The Trustees noted their familiarity with WFM from other NLFT series managed by the firm, and they observed that WFM had sufficient resources to support the management team and Sierra Municipal’s operation. They also noted that the adviser had historically managed funds with a conservative risk management style that was appropriate and consistent with the Funds’ investment strategies. The Trustees concluded that the adviser was likely to provide high quality service to Sierra Municipal and its prospective shareholders.

Performance. The Trustees reviewed the investment objective and strategy of Sierra Municipal, noting that the fund will seek total return including tax-free income from the distributions of underlying municipal bond funds while using a tactical risk overlay to manage risks. They considered the historical performance of a composite of separately managed accounts that were managed using the same strategy proposed for Sierra Municipal, noting that although the strategy

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION(Unaudited)(Continued)
March 31, 2019

outperformed the benchmark over the one-year and since inception time periods, it lagged the benchmark during certain calendar year periods. They discussed the tactical nature of the strategy, and they reasoned that even though year-to-year performance might vary, the historical performance of the composite indicated that the strategy had the potential to provide positive returns to shareholders.

Fees and Expenses. The Trustees reviewed the proposed advisory fee of 0.75%, noting that although it was higher than the independently selected peer group and Morningstar category averages, it fell within the ranges of both comparison groups. They further noted that certain peer group funds appeared to be funds of affiliated funds because they had advisory fees of 0.00%, which dragged down the average fee of the peer group. They reasoned that without those peer funds, Sierra Municipal’s advisory fee would compare more favorably to the average of the peer group. They observed that the proposed advisory fee was substantially lower than fees charged to the adviser's similarly managed separate account clients. They discussed Sierra Municipal’s anticipated net expense ratio, noting that although it was higher than the category average, it was substantially below the peer group average. They considered the resources required to execute the proposed strategy, and that the adviser proposed to put an expense limitation in place. After discussion, the Trustees agreed that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether the adviser would experience economies of scale with respect to the management of Sierra Municipal. They noted that the adviser had provided estimates of the asset levels at which economies of scale would likely be reached and when the adviser would be willing to discuss breakpoints. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. They noted that because Sierra Municipal had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that the adviser anticipated realizing a loss over the first year of operations but a reasonable profit in the second year. They reasoned that based on the information provided by the adviser, excessive profitability was not a present concern.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the advisory agreement was in the best interests of the future shareholders of Sierra Municipal.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISER
Wright Fund Management, LLC
3420 Ocean Park Blvd. Suite 3060
Santa Monica, CA 90405

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/07/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/07/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/07/19